Dreman High Opportunity Fund
SUMMARY SECTION DREMAN HIGH OPPORTUNITY FUND
Investment Objective
The investment objective of the Dreman High Opportunity Fund (the “High Opportunity Fund”) is total return, comprised of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 39 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman High Opportunity Fund (USD $)	Class A, Dreman High Opportunity Fund		Class C, Dreman High Opportunity Fund	Institutional Class, Dreman High Opportunity Fund
Shareholder Fees Column [Text]	Class A		Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (a $15 fee for redemptions paid by wire)	none		none	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman High Opportunity Fund		Class A, Dreman High Opportunity Fund	Class C, Dreman High Opportunity Fund	Institutional Class, Dreman High Opportunity Fund
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.42%	2.17%	1.17%
Fee Waiver	[2]	(0.47%)	(0.47%)	(0.47%)
Total Annual Operating Expenses Net of Fee Waiver		0.95%	1.70%	0.70%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.70%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the High Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the High Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

High Opportunity Fund
Expense Example Dreman High Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman High Opportunity Fund	Class A	666	955	1,265	2,141
Class C, Dreman High Opportunity Fund	Class C If you sell your shares at the end of the period	273	634	1,121	2,466	Class C If you do not sell your shares	173	634	1,121	2,466
Institutional Class, Dreman High Opportunity Fund	Institutional Class	72	325	598	1,379

Portfolio Turnover
The High Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the High Opportunity Fund’s portfolio turnover rate was 9.98% of the average value of its portfolio.
Principal Investment Strategies

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2011, the market capitalizations of companies included in the S&P 500® Index ranged from $1.6 billion to $401.3 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.
  Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. The High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
  Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.
  Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

Performance
The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s average annual total returns compare over time to a broad-based securities market index. The High Opportunity Fund began operations on November 4, 2003 as a separate series (the “Predecessor High Opportunity Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor High Opportunity Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor High Opportunity Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the High Opportunity Fund – Institutional Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.98% Worst Quarter: 4th Quarter, 2008, -23.64%
Average Annual Total Returns	Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
Dreman High Opportunity Fund	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Dreman High Opportunity Fund Return Before Taxes Class A, Dreman High Opportunity Fund		High Opportunity Fund	Class A Return Before Taxes			(11.14%)		2.15%	[1]	Nov. 20, 2009
Dreman High Opportunity Fund Return Before Taxes Class C, Dreman High Opportunity Fund		High Opportunity Fund	Class C Return Before Taxes			(7.80%)		3.56%	[1]	Nov. 20, 2009
Dreman High Opportunity Fund Return Before Taxes Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return Before Taxes			(6.78%)	(5.24%)	1.96%	[1]	Nov. 04, 2003
Dreman High Opportunity Fund Return After Taxes on Distributions Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return After Taxes on Distributions			(7.61%)	(5.98%)	1.13%	[1]	Nov. 04, 2003
Dreman High Opportunity Fund Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares			(4.02%)	(4.62%)	1.43%	[1]	Nov. 04, 2003
Dreman High Opportunity Fund S&P 500® Index			S&P 500® Index	[2]	(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	4.28%	[1]
Dreman High Opportunity Fund Russell 1000® Value Index			Russell 1000® Value Index	[2]	(reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	4.42%	[1]
[1]	Institutional Class shares commenced operations on November 4, 2003 as Retail Class shares. Retail class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.
[2]	The Fund has changed its primary benchmark to the Russell 1000 Value Index, to better reflect the Fund's portfolio composition. Previously, the Fund's primary benchmark was the S&P 500 Index.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Dreman Contrarian Mid Cap Value Fund
SUMMARY SECTION DREMAN CONTRARIAN MID CAP VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 39 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Contrarian Mid Cap Value Fund (USD $)	Class A, Dreman Contrarian Mid Cap Value Fund		Class C, Dreman Contrarian Mid Cap Value Fund	Institutional Class, Dreman Contrarian Mid Cap Value Fund
Shareholder Fees Column [Text]	Class A		Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (a $15 fee for redemptions paid by wire)	none		none	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman Contrarian Mid Cap Value Fund		Class A, Dreman Contrarian Mid Cap Value Fund	Class C, Dreman Contrarian Mid Cap Value Fund	Institutional Class, Dreman Contrarian Mid Cap Value Fund
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.37%	4.37%	4.37%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		5.47%	6.22%	5.22%
Fee Waiver	[2]	(4.22%)	(4.22%)	(4.22%)
Total Annual Operating Expenses Net of Fee Waiver		1.25%	2.00%	1.00%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Mid Cap Fund
Expense Example Dreman Contrarian Mid Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman Contrarian Mid Cap Value Fund	Class A	695	1,760	2,815	5,408
Class C, Dreman Contrarian Mid Cap Value Fund	Class C If you sell your shares at the end of the period	303	1,469	2,704	5,662	Class C If you do not sell your shares	203	1,469	2,704	5,662
Institutional Class, Dreman Contrarian Mid Cap Value Fund	Institutional Class	102	1,185	2,264	4,940

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 126.54% of the average value of its portfolio.
Principal Investment Strategies

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the Advisor. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies. The Fund defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Midcap® Value Index. As of December 31, 2011, the market capitalizations of companies included in Russell Midcap® Value Index ranged from $117 million to $20.5 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that at the time of purchase have a market capitalization similar to that of the Russell Midcap® Value Index. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Mid Cap Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Mid Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Mid Cap Fund’s investments will underperform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund’s overall performance may suffer.
  Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. The Mid Cap Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
  Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Mid Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.
  Pricing Risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance.
  Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund’s performance.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Mid Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the Mid Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Mid Cap Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Mid Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Mid Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Mid Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Mid Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Mid Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Mid Cap Fund will perform in the future. Institutional shares were sold without a sales charge and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Mid Cap Fund – Institutional Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.78% Worst Quarter: 4th Quarter, 2008, -27.80%
Average Annual Total Returns	Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
Dreman Contrarian Mid Cap Value Fund	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Dreman Contrarian Mid Cap Value Fund Return Before Taxes Class A, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Class A Return Before Taxes			(11.81%)		4.60%	[1]	Nov. 20, 2009
Dreman Contrarian Mid Cap Value Fund Return Before Taxes Class C, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Class C Return Before Taxes			(7.31%)		6.70%	[1]	Nov. 20, 2009
Dreman Contrarian Mid Cap Value Fund Return Before Taxes Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return Before Taxes			(6.18%)	0.25%	6.06%	[1]	Dec. 31, 2003
Dreman Contrarian Mid Cap Value Fund Return After Taxes on Distributions Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return After Taxes on Distributions			(6.57%)	(0.80%)	4.61%	[1]	Dec. 31, 2003
Dreman Contrarian Mid Cap Value Fund Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares			(4.02%)	(0.27%)	4.59%	[1]	Dec. 31, 2003
Dreman Contrarian Mid Cap Value Fund S&P Mid Cap 400® Index			S&P Mid Cap 400® Index	[2]	(reflects no deduction for fees, expenses or taxes)	(1.73%)	3.32%	6.82%	[1]
Dreman Contrarian Mid Cap Value Fund Russell Mid Cap® Value Index			Russell Mid Cap® Value Index	[2]	(reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	6.68%	[1]
[1]	Institutional Class shares commenced operations on December 31, 2003 as Retail Class shares. Retail Class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.
[2]	The Fund has changed its primary benchmark to the Russell Mid Cap Value Index, to better reflect the Fund's portfolio composition. Previously, the Fund's primary benchmark was the S&P Mid Cap 400 Index.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Dreman Contrarian Small Cap Value Fund
SUMMARY SECTION DREMAN CONTRARIAN SMALL CAP VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 39 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Contrarian Small Cap Value Fund	Class A, Dreman Contrarian Small Cap Value Fund		Retail, Dreman Contrarian Small Cap Value Fund	Institutional Class, Dreman Contrarian Small Cap Value Fund
Shareholder Fees Column [Text]	Class A		Retail	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	none	none
Redemption Fee (as a percentage of the amount redeemed within 60 days, if applicable; a $15 fee for redemptions paid by wire)	none		1.00%	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman Contrarian Small Cap Value Fund		Class A, Dreman Contrarian Small Cap Value Fund	Retail, Dreman Contrarian Small Cap Value Fund	Institutional Class, Dreman Contrarian Small Cap Value Fund
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.71%	1.71%	1.46%
Fee Waiver	[2]	(0.46%)	(0.46%)	(0.46%)
Total Annual Operating Expenses Net of Fee Waiver		1.25%	1.25%	1.00%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Small Cap Fund
Expense Example Dreman Contrarian Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman Contrarian Small Cap Value Fund	Class A	695	1,041	1,409	2,442
Retail, Dreman Contrarian Small Cap Value Fund	Retail Class	127	494	885	1,981
Institutional Class, Dreman Contrarian Small Cap Value Fund	Institutional Class	102	417	754	1,707

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 44.08% of the average value of its portfolio.
Principal Investment Strategies

The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2011, the range of market capitalization of companies included in the Russell 2000® Value Index was $16 million to $3.7 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies that at the time of purchase are similar in market capitalization to those listed on the Russell 2000® Value Index. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.
  Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
  Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.
  Pricing Risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance.
  Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Small Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Small Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Small Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Small Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Small Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Small Cap Fund – Retail Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 22.40% Worst Quarter: 4th Quarter, 2008, -24.25%
Average Annual Total Returns	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
Dreman Contrarian Small Cap Value Fund	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Dreman Contrarian Small Cap Value Fund Return Before Taxes Class A, Dreman Contrarian Small Cap Value Fund			Class A Return Before Taxes		(15.37%)	none	3.22%	[1]	Nov. 20, 2009
Dreman Contrarian Small Cap Value Fund Return Before Taxes Retail, Dreman Contrarian Small Cap Value Fund		Small Cap Fund	Retail Class Return Before Taxes		(10.19%)	0.74%	8.27%	[1]	Dec. 31, 2003
Dreman Contrarian Small Cap Value Fund Return Before Taxes Institutional Class, Dreman Contrarian Small Cap Value Fund		Small Cap Fund	Institutional Class Return Before Taxes		(10.04%)	none	0.08%	[1]	Aug. 22, 2007
Dreman Contrarian Small Cap Value Fund Return After Taxes on Distributions Retail, Dreman Contrarian Small Cap Value Fund		Small Cap Fund	Retail Class Return After Taxes on Distributions		(11.75%)	0.23%	7.83%	[1]	Dec. 31, 2003
Dreman Contrarian Small Cap Value Fund Return After Taxes on Distributions and Sale of Portfolio Shares Retail, Dreman Contrarian Small Cap Value Fund		Small Cap Fund	Retail Class Return After Taxes on Distributions and Sale of Portfolio Shares		(4.98%)	0.50%	7.12%	[1]	Dec. 31, 2003
Dreman Contrarian Small Cap Value Fund Russell 2000® Value Index			Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	4.43%	[1]
[1]	The inception date for the Retail Class shares of the Fund was December 31, 2003. The inception date for the Institutional Class shares of the Fund was August 22, 2007. The inception date for the Class A shares of the Fund was November 20, 2009.

After-tax returns are shown for the Retail Class only. After-tax returns for Institutional Class and Class A will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Dreman Market Over-Reaction Fund
SUMMARY SECTION DREMAN MARKET OVER-REACTION FUND
Investment Objective
The investment objective of the Dreman Market Over-Reaction Fund (the “Over-Reaction Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Over-Reaction Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 39 of the Fund’s prospectus and the “Sales Loads” section on page 75 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Market Over-Reaction Fund (USD $)	Class A, Dreman Market Over-Reaction Fund		Class C, Dreman Market Over-Reaction Fund	Institutional Class, Dreman Market Over-Reaction Fund
Shareholder Fees Column [Text]	Class A		Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (a $15 fee for redemptions paid by wire)	none		none	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman Market Over-Reaction Fund		Class A, Dreman Market Over-Reaction Fund	Class C, Dreman Market Over-Reaction Fund	Institutional Class, Dreman Market Over-Reaction Fund
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.99%	0.99%	0.99%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.99%	2.74%	1.74%
Fee Waiver	[2]	(0.89%)	(0.89%)	(0.89%)
Total Annual Operating Expenses Net of Fee Waiver		1.10%	1.85%	0.85%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.85%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Market Over-Reaction Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Market Over-Reaction Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Market Over-Reaction Fund
Expense Example Dreman Market Over-Reaction Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman Market Over-Reaction Fund	Class A	681	1,082	1,508	2,691
Class C, Dreman Market Over-Reaction Fund	Class C If you sell your shares at the end of the period	288	766	1,371	3,006	Class C If you do not sell your shares	188	766	1,371	3,006
Institutional Class, Dreman Market Over-Reaction Fund	Institutional Class	87	461	860	1,978

Portfolio Turnover
The Market Over-Reaction Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Market Over-Reaction Fund’s portfolio turnover rate was 100.41% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large capitalization (“large cap”) companies, which the Advisor defines as companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index,. As of December 31, 2011, the market capitalizations of companies included in the S&P 500® Index ranged from $1.6 billion to $401.3 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor utilizes its quantitative screening process to identify overlooked large cap companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.

The Advisor then screens the candidates identified by its quantitative screening process for securities with an above-average dividend yield because the Advisor believes that high yield is a crucial indicator of investment success. Furthermore, the Advisor believes that the dividend growth rate of low P/E ratio securities tends to be significantly greater than average.

Equity securities in which the Over-Reaction Fund may invest include common stocks, preferred stocks, convertible securities (such as convertible preferred stock or convertible debt securities), warrants, foreign securities (directly or through American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets) and equity real estate investment trusts (“REITs”). While the Over-Reaction Fund normally will seek to invest in dividend-paying securities, the Fund also may acquire securities that do not pay dividends in anticipation of market appreciation or future dividends. To the extent the Advisor can find undervalued large cap equity securities trading at sufficiently attractive prices in various sectors, it will attempt to allocate the Over-Reaction Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Over-Reaction Fund may hold a substantial portion of its assets in one particular sector at a given time.

The Over-Reaction Fund intends to remain primarily invested in large cap equity securities. However, the Over-Reaction Fund also may invest in equity securities of medium capitalization and small capitalization companies. The Over-Reaction Fund may also invest up to 20% of its assets in non-equity securities, such as fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

All investments involve risks, and the Market Over-Reaction Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Market Over-Reaction Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Over-Reaction Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. These stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Over-Reaction Fund’s overall performance may suffer.
  Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Over-Reaction Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
  Mid Cap Risk. Stocks of mid cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
  Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Over-Reaction Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.
  Pricing Risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Sector Risk. To the extent that the Over-Reaction Fund focuses in one or more sectors, factors affecting those sectors could affect the Fund’s performance.
  Real Estate Investment Trust (REIT) Risk. When the Over-Reaction Fund invests in a REIT, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (i) dependency upon management skills, (ii) limited diversification, (iii) the risks of locating and managing financing for projects, (iv) heavy cash flow dependency, (v) possible default by borrowers, (vi) the costs and potential losses of self-liquidation of one or more holdings, (vii) the possibility of failing to maintain exemptions from securities registration, and (viii) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Over-Reaction Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Portfolio Turnover Risk. At times, the Over-Reaction Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance
The bar chart and performance table below show the variability of the Over-Reaction Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Over-Reaction Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Over-Reaction Fund’s average annual total returns compare over time to a broad-based securities market index. The Over-Reaction Fund began operations on April 3, 2007 as a separate series (the “Predecessor Over-Reaction Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Over-Reaction Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Over-Reaction Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Over-Reaction Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Over-Reaction Fund – Institutional Class (for the period ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 36.55% Worst Quarter: 4th Quarter, 2008, -26.90%
Average Annual Total Returns	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception		Inception Date
Dreman Market Over-Reaction Fund	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Dreman Market Over-Reaction Fund Return Before Taxes Class A, Dreman Market Over-Reaction Fund		Over-Reaction Fund	Class A Return Before Taxes		(15.44%)	(2.39%)	[1]	Nov. 20, 2009
Dreman Market Over-Reaction Fund Return Before Taxes Class C, Dreman Market Over-Reaction Fund		Over-Reaction Fund	Class C Return Before Taxes		(11.13%)	(0.40%)	[1]	Nov. 20, 2009
Dreman Market Over-Reaction Fund Return Before Taxes Institutional Class, Dreman Market Over-Reaction Fund		Over-Reaction Fund	Institutional Class Return Before Taxes		(10.07%)	(2.60%)	[1]	Apr. 03, 2007
Dreman Market Over-Reaction Fund Return After Taxes on Distributions Institutional Class, Dreman Market Over-Reaction Fund		Over-Reaction Fund	Institutional Class Return After Taxes on Distributions		(10.82%)	(3.98%)	[1]	Apr. 03, 2007
Dreman Market Over-Reaction Fund Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Market Over-Reaction Fund		Over-Reaction Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		(6.55%)	(2.94%)	[1]	Apr. 03, 2007
Dreman Market Over-Reaction Fund Russell 1000® Value Index			Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	0.39%	(3.07%)	[1]
[1]	Institutional Class shares commenced operations on April 3, 2007. Class A and Class C shares commenced operations on November 20, 2009.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Dreman Contrarian International Value Fund
SUMMARY SECTION DREMAN CONTRARIAN INTERNATIONAL VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian International Value Fund (the “International Fund”) is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 39 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Contrarian International Value Fund (USD $)	Class A, Dreman Contrarian International Value Fund		Class C, Dreman Contrarian International Value Fund	Institutional Class, Dreman Contrarian International Value Fund
Shareholder Fees Column [Text]	Class A		Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (a $15 fee for redemptions paid by wire)	none		none	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman Contrarian International Value Fund		Class A, Dreman Contrarian International Value Fund	Class C, Dreman Contrarian International Value Fund	Institutional Class, Dreman Contrarian International Value Fund
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.59%	4.59%	4.59%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		5.84%	6.59%	5.59%
Fee Waiver	[2]	(4.19%)	(4.19%)	(4.19%)
Total Annual Operating Expenses Net of Fee Waiver		1.65%	2.40%	1.40%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.40% of its average daily net assets. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

International Value Fund
Expense Example Dreman Contrarian International Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman Contrarian International Value Fund	Class A	733	1,861	2,971	5,663
Class C, Dreman Contrarian International Value Fund	Class C If you sell your shares at the end of the period	343	1,574	2,863	5,910	Class C If you do not sell your shares	243	1,574	2,863	5,910
Institutional Class, Dreman Contrarian International Value Fund	Institutional Class	143	1,294	2,432	5,218

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 40.03% of the average value of its portfolio.
Principal Investment Strategies

The Fund will invest in a diversified portfolio consisting primarily of equity securities that are undervalued in the opinion of the Advisor. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their current market value.

Under normal market conditions, the Fund will invest at least 80% of its assets in common stocks of issuers that are located outside of the U.S. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”

The Fund will primarily hold equity securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, and the securities may also be listed or traded in the form of American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), or other types of depository receipts. The Fund also may invest in the shares of closed-end investment companies and exchange-traded investment companies (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies.

As a hedging technique, the Fund may enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and enter into contracts for the purchase or sale for future delivery of foreign currencies. On occasion, the Advisor may invest up to 20% of the assets of the Fund in fixed income securities, including corporate debt securities, if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate. In addition, the Advisor may invest in excess of 20% of the Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture. Should such a temporary defensive posture be taken, the Fund may not comply with its usual investment restrictions and limitations. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the International Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the International Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.
  Pricing Risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
  Investment Company Securities Risks. When the Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the International Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the International Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the International Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to February 28, 2011, were designated as Retail Class shares. The performance table shows how the International Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning February 28, 2011 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the International Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the International Fund – Institutional Class (for the period ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 38.49% Worst Quarter: 3rd Quarter, 2011, -20.65%
Average Annual Total Returns	Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Dreman Contrarian International Value Fund	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Dreman Contrarian International Value Fund Return Before Taxes Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return Before Taxes			(11.72%)	11.17%	Oct. 15, 2008
Dreman Contrarian International Value Fund Return After Taxes on Distributions Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return After Taxes on Distributions			(12.73%)	8.45%	Oct. 15, 2008
Dreman Contrarian International Value Fund Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares			(7.30%)	8.17%	Oct. 15, 2008
Dreman Contrarian International Value Fund MSCI All Country World Index ex US Value		International Fund	MSCI All Country World Index ex US Value	[1]	(reflects no deduction for fees, expenses or taxes)	(13.20%)	5.91%	Oct. 15, 2008
Dreman Contrarian International Value Fund Russell Global ex US Value Index		International Fund	Russell Global ex US Value Index	[1]	(reflects no deduction for fees, expenses or taxes)	(14.56%)	5.01%	Oct. 15, 2008
[1]	The Fund has changed its primary benchmark to the Russell Global ex US Index, to better reflect the Fund's portfolio composition. Previously, the Fund's primary benchmark was the MSCI All Country World Index ex U.S.A.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Dreman Contrarian Value Equity Fund
SUMMARY SECTION DREMAN CONTRARIAN VALUE EQUITY FUND
Investment Objective
The investment objective of the Dreman Contrarian Value Equity Fund (the “Value Equity Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 39 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Contrarian Value Equity Fund (USD $)	Class A, Dreman Contrarian Value Equity Fund		Class C, Dreman Contrarian Value Equity Fund	Institutional Class, Dreman Contrarian Value Equity Fund
Shareholder Fees Column [Text]	Class A		Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (a $15 fee for redemptions paid by wire)	none		none	none
[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Dreman Contrarian Value Equity Fund		Class A, Dreman Contrarian Value Equity Fund	Class C, Dreman Contrarian Value Equity Fund	Institutional Class, Dreman Contrarian Value Equity Fund
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.85%	7.85%	7.85%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		8.81%	9.56%	8.56%
Fee Waiver	[2]	(7.60%)	(7.60%)	(7.60%)
Total Annual Operating Expenses Net of Fee Waiver		1.21%	1.96%	0.96%
[1]	"Other Expenses" have been restated to reflect current expense levels.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.95%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Value Equity Fund
Expense Example Dreman Contrarian Value Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman Contrarian Value Equity Fund	Class A	691	2,350	3,884	7,238
Class C, Dreman Contrarian Value Equity Fund	Class C If you sell your shares at the end of the period	299	2,080	3,794	7,439	Class C If you do not sell your shares	199	2,080	3,794	7,439
Institutional Class, Dreman Contrarian Value Equity Fund	Institutional Class	98	1,816	3,414	6,938

Portfolio Turnover
The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. For the period April 25, 2011 (commencement of operations) through October 31, 2011, the Fund’s portfolio turnover rate was 25.85%.
Principal Investment Strategies

The Value Equity Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of Dreman Value Management, LLC the Fund’s investment advisor (the “Advisor”). The Fund invests primarily in equity securities of all capitalization companies, which the Advisor defines as companies with market capitalizations in the range of the Russell 3000® Index. As of December 31, 2011, the market capitalizations of companies included in the Russell 3000® Index ranged from $16 million to $401 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low Price-Earnings (P/E) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Value Equity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks that at the time of purchase are similar in market capitalization to those listed on the Russell 3000 Index. The Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Fund’s equity securities are mainly common stocks, but may also include other types of equities such as preferred stocks and equity securities of real estate investment trusts (REITs). The Fund also may invest in convertible securities, such as convertible preferred stocks or convertible debt securities, warrants, and other investments companies, including exchange-traded funds or closed end funds, that invest primarily in equity securities. The Fund intends to remain substantially invested in equity securities, but may invest up to 20% of its assets in investment-grade fixed income securities of any maturity.

Portfolio management will normally sell a stock when it reaches a target price, its fundamentals change or other investments offer better opportunities.

Principal Risks

There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments. The Fund may not achieve its investment objective, and is not intended to be a complete investment program. All investments involve risks, and the Value Equity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Value Equity Fund.

  Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.
  Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. To the extent the Fund invests in large capitalization companies, the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
  Small and Mid Cap Risk. Stocks of small- mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Small- and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Foreign Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.
  Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.
  Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.
  Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.
  Investment Company Securities Risks. When the Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Real Estate Securities Risks. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Performance
The Fund recently commenced operations and, as a result, has no prior performance history. Performance information will be available once the Fund has completed one calendar year of operations.